SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2025	2024
Long-term debt facilities:
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	145,875	147,375
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	145,200
NOK750 million senior unsecured floating rate bonds due 2029	74,327	63,592
7.75% senior unsecured sustainability-linked bonds due 2030	144,400	—
Lease debt financing due through 2033	686,389	702,164
U.S. dollar denominated floating rate debt due through 2030	1,085,540	1,503,909
Total debt principal	2,584,131	2,862,240
Less: unamortized debt issuance costs	(17,655)	(22,778)
Less: current portion of long-term debt facilities	(605,943)	(689,045)
Total long-term debt	1,960,533	2,150,417

The outstanding debt as of December 31, 2025, is repayable as follows:

Year ending December 31, 2025	(in thousands of $)
2026	605,943
2027	487,493
2028	415,265
2029	631,905
2030	287,625
Thereafter	155,900
Total debt principal	2,584,131

Interest rate information

	December 31, 2025	December 31, 2024
Weighted average interest rate on floating rate debt*	5.25%	5.96%
Weighted average interest rate on lease debt financing	5.02%	5.06%
Weighted average interest rate on fixed rate debt	8.27%	8.40%
Secured Overnight Financing Rate ("SOFR"), closing rate	3.87%	4.49%
Effective Federal Funds Rate ("EFFR"), closing rate	3.64%	4.33%
Norwegian Interbank Offered Rate ("NIBOR")	4.07%	4.68%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.

A significant portion of the Company's outstanding debt are coming due within one year of this report for which the Company has initiated discussions and negotiations with financial institutions regarding the refinancing of credit facilities maturing in 2026 and early 2027. Given the Company's extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be able to secure the required refinancing of all such facilities prior to maturity.
Fixed Rate Debt and NOK Bonds

7.25% senior unsecured sustainability-linked bonds due 2026
On May 12, 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. The net amount outstanding as of December 31, 2025 was $150 million (December 31, 2024: $150 million).

8.875% senior unsecured sustainability-linked bonds due 2027
In February 2023, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic credit market. The bond was issued at a price of 99.58%. The difference between the face value and market value of the bond of $0.6 million will be amortized as an interest expense over the life of the bond. The bonds bear quarterly interest at a fixed rate of 8.875% of the nominal value per annum and are redeemable in full on February 1, 2027. The net amount outstanding as of December 31, 2025, was $150.0 million (December 31, 2024: $150.0 million).

$150 million senior secured term loan facility
In April 2023, a wholly-owned subsidiary of the Company entered into a bilateral $150 million senior secured term loan facility, secured against a jack-up drilling rig. The Company has provided a full corporate guarantee for this facility, which bears interest at a fixed rate and has a term of approximately three years. The net amount outstanding as of December 31, 2025, was $145.9 million (December 31, 2024: $147.4 million). In March 2026, the Company repaid this facility in full.

8.25% senior unsecured sustainability-linked bonds due 2028
In April 2024, the Company issued a senior unsecured sustainability-linked bond (the “Sustainability-Linked Bond”) totaling $150.0 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 8.25% per annum and are redeemable in full on April 19, 2028. The Company aims to reduce carbon emissions which is measured by improving its annual year on year Annual Efficiency Rating, based on fleet average, by a minimum of 2% by 2026. During the year ended December 31, 2025, the Company resold Sustainability-Linked Bonds with principal amounts of $2.4 million which had previously been repurchased. The net amount outstanding as of December 31, 2025, was $147.6 million (December 31, 2024: $145.2 million).

NOK750 million senior unsecured floating rate bonds due 2029
In September 2024, the Company issued a senior unsecured floating rate bond totaling NOK750 million in the Nordic high yield bond market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 25, 2029. During the year ended December 31, 2025, the Company resold bonds with principal amounts totaling NOK26 million equivalent to $2.5 million. The net amount outstanding as of December 31, 2025, was NOK750 million, which was equivalent to $74.3 million (December 31, 2024: NOK724.0 million, equivalent to $63.6 million). Additionally, the total net notional principal amount subject to cross currency swap agreements in respect of these bonds as of December 31, 2025, was NOK750 million (December 31, 2024: NOK750 million).

7.75% senior unsecured sustainability-linked bonds due 2030
In January 2025, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic credit market. The bond was issued at a price of 99.5%. The bonds bear quarterly interest at a fixed rate of 7.75% per annum and are redeemable in full on January 29, 2030. The Company aims to reduce carbon emissions which is measured by improving its annual year on year Annual Efficiency Rating, based on fleet average, by a minimum of 2% by 2026. From 2027 to 2029, further reductions will be targeted in line with higher minimum standards set by the International Maritime Organization. During the year ended December 31, 2025, the Company repurchased $11.2 million and resold $5.6 million of its senior unsecured sustainability-linked bonds due 2030. The net amount outstanding as of December 31, 2025, was $144.4 million (December 31, 2024: $0.0 million).
U.S. dollar floating rate debt

The following table presents information on U.S. dollar floating rate debt facilities outstanding as of December 31, 2025 and December 31, 2024. The facilities bear interest at SOFR plus a margin, except the $60.0 million loan facility, which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of ($'millions),
					December 31, 2025	December 31, 2024

45 million secured term loan and revolving credit facility*	Full	2014	7	11	—	27.5
35 million term loan facility*	Part	2021	1	7	26.8	28.8
107.3 million term loan facility*	Part	2021	3	5	83.1	89.4
100 million term loan facility*	Part	2022	4	5	62.1	72.3
23 million term loan facility*	Full	2022	2	3	—	12.7
115 million term loan facility*	Part	2022	8	3	—	70.0
144.6 million term loan facility*	Full	2023	4	6	93.9	126.7
150 million senior secured term loan facility**	Full	2023	1	3	—	134.0
8.4 million senior unsecured term loan facility	—	2023	N/A	3	—	8.4
60 million loan facility***	Part	2024	1	N/A	—	15.0
79.8 million term loan facility*	Part	2024	2	5	74.5	78.7
163.8 million term loan facility*	Part	2024	3	5	154.2	162.4
150 million term loan facility*	Part	2024	3	6	125.9	145.2
226 million term loan facility**	Full	2024	7	5	186.5	218.1
235 million term loan facility*	Full	2024	4	5	203.2	233.1
81.6 million term loan facility*	Full	2024	2	2	75.3	81.6
Total					1,085.5	1,503.9
† Number of wholly-owned subsidiaries which entered into the facility.
* These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts, vessels or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
*** One of the Company's wholly-owned subsidiaries is party to a general share lending agreement and as of December 31, 2025, 11.8 million of the Company’s shares were on loan and in the custody of the borrowing bank. This facility provides up to $60.0 million cash collateral to the Company, callable at any time, subject to a 50% loan to value ratio based on the market value of the pledged shares. The facility is repayable on demand, by either party to the agreement.
Lease Debt Financing

Wholly-owned subsidiaries of the Company have entered into sale and leaseback transactions for the vessels that they own, through Japanese operating lease with call option financing structures. The vessels have been sold and leased back, with options to repurchase the vessels. These transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The following table presents information on lease debt financing facilities outstanding as of December 31, 2025 and December 31, 2024.

Lease Debt Financing*	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of ($'millions),
					December 31, 2025	December 31, 2024

$65 million lease debt financing	65.0	2021	6	2026	34.3	43.8
$65 million lease debt financing	65.0	2021	6	2026	34.7	44.1
$23.5 million lease debt financing	23.5	2022	3	2025	—	11.8
$25.3 million lease debt financing	25.3	2022	3	2025	—	13.4
$120 million lease debt financing	120.0	2022	8	2029	86.9	97.9
$120 million lease debt financing	120.0	2022	8	2029	88.4	99.4
$45 million lease debt financing	45.0	2023	5	2028	31.3	36.7
$38.5 million lease debt financing	38.5	2023	9	2028	32.0	34.7
$72.2 million lease debt financing	72.2	2023	12	2033	63.9	67.7
$72.2 million lease debt financing	72.2	2023	12	2033	64.8	68.5
$77.5 million lease debt financing	77.5	2024	12	2033	69.8	73.9
$77.5 million lease debt financing	77.5	2024	12	2033	70.8	74.7
$37 million lease debt financing	37.0	2024	8	2028	32.6	35.6
$43 million lease debt financing	43.0	2025	5	2027	40.0	—
$40.5 million lease debt financing	40.5	2025	4	2027	36.9	—
Total					686.4	702.2
Floating rate portion of lease debt					321.5	315.6
Fixed rate portion of lease debt					364.9	386.6
Total					686.4	702.2

* Certain of the Company's lease debt financing arrangements include both a fixed interest rate component and a floating component based on SOFR, plus an applicable margin.

The aggregate book value of assets pledged as security against borrowings as of December 31, 2025, was $2.8 billion (December 31, 2024: $3.5 billion).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2025, the Company is in compliance with all of the covenants under its long-term debt facilities.